Payments, by Government - UNITED STATES - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Government of the United States of America
Total		$ 711,200	$ 711,200
State of Nevada
Total	$ 186,842	$ 224,188	411,030
Humboldt County
Total	230,154		230,154
Eureka County
Total	$ 138,815		$ 138,815